UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  028-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patricia Rench
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

 /s/ Patricia Rench     Austin, Texas/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $240,038 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    29678    49500 SH       SOLE                    49500
BANCO BILBAO VIZCAYA ARGENTA   PUT              05946K951       13      361 SH       SOLE                      361
BOFI HLDG INC                  COM              05566U108     8013   469138 SH       SOLE                   469138
CBS CORP NEW                   CL B             124857202     9802   289064 SH       SOLE                   289064
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    13534   213300 SH       SOLE                   213300
CREDIT ACCEP CORP MICH         COM              225310101    13141   130100 SH       SOLE                   130100
DELL INC                       COM              24702R101    10975   661359 SH       SOLE                   661359
GOOGLE INC                     CL A             38259P508    32838    51210 SH       SOLE                    51210
LEVEL 3 COMMUNICATIONS INC     COM NEW          52729N308     8234   320000 SH       SOLE                   320000
LIBERTY GLOBAL INC             COM SER A        530555101    10701   213680 SH       SOLE                   213680
LIVE NATION ENTERTAINMENT IN   COM              538034109     3216   342168 SH       SOLE                   342168
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     5143   209500 SH       SOLE                   209500
NICHOLAS FINANCIAL INC         COM NEW          65373J209       56     4270 SH       SOLE                     4270
ORACLE CORP                    COM              68389X105    13851   475000 SH       SOLE                   475000
PENN NATL GAMING INC           COM              707569109    14715   342363 SH       SOLE                   342363
QUALITY DISTR INC FLA          COM              74756M102     5307   385103 SH       SOLE                   385103
SANDRIDGE ENERGY INC           COM              80007P307     3335   425973 SH       SOLE                   425973
TEEKAY CORPORATION             COM              Y8564W103    17483   503109 SH       SOLE                   503109
VALEANT PHARMACEUTICALS INTL   COM              91911K102    24218   451076 SH       SOLE                   451076
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     6756   401924 SH       SOLE                   401924
WESCO AIRCRAFT HLDGS INC       COM              950814103     7741   477866 SH       SOLE                   477866
ZIPREALTY INC                  COM              98974V107     1288   940300 SH       SOLE                   940300